Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of components of income tax benefit (expense)

The total income tax benefit (expense) consists of the following components (in thousands):

	December 31,
	2025	2024
Current
Federal	$(1,674)	$(688)
State	(737)	(680)
Total current	$(2,411)	$(1,368)
Deferred
Federal	$(6,852)	$7,183
State	(2,076)	5,675
Total deferred	$(8,928)	$12,858
Total income tax benefit (expense)	$(11,339)	$11,490

Schedule of reconciliation of income tax benefit (expense) at statutory rates to actual income tax benefit (expense)

The following table reconciles income tax benefit (expense) at statutory rates to actual income tax benefit (expense) recorded for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Tax at statutory rate on earnings before income taxes and noncontrolling interest	$(4,052)	$13,010
State income tax benefit (expense), net of federal tax	(2,128)	205
Gross receipts and margin taxes	(129)	(124)
Change in valuation allowance for deferred tax assets	—	10,811
Tax at statutory rate on earnings not subject to federal income taxes	(5,552)	(12,128)
Other	522	(284)
Total income tax benefit (expense)	$(11,339)	$11,490

Schedule of tax effects of temporary differences and carryforwards included in the net deferred tax assets

The tax effects of temporary differences and carryforwards included in the net deferred tax assets are summarized as follows (in thousands):

	December 31,
	2025	2024
Deferred tax assets:
Deferred revenue	$93,491	$92,699
Net operating loss carryforward	37,464	46,438
Expense accruals	13,427	12,878
Other	—	35
Total deferred tax assets	$144,382	$152,050
Valuation allowance	—	—
Deferred tax assets, net of valuation allowance	$144,382	$152,050
Deferred tax liabilities:
Real estate	$(37,308)	$(35,962)
Other	—	(86)
Deferred tax liabilities	$(37,308)	$(36,048)
Net deferred tax assets	$107,074	$116,002